Available-for-sale securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities
Cost Basis	$ 1,421	$ 1,438	$ 1,479
Unrealized pretax net gains (losses)	133	132	107
Fair Value	1,554	1,570	1,586
U.S. treasury bonds
Schedule of Available-for-sale Securities
Cost Basis	10	10	10
Unrealized pretax net gains (losses)	0	0	0
Fair Value	10	10	10
Other U.S. and non-U.S. government bonds
Schedule of Available-for-sale Securities
Cost Basis	94	119	144
Unrealized pretax net gains (losses)	0	1	2
Fair Value	94	120	146
Corporate bonds
Schedule of Available-for-sale Securities
Cost Basis	677	612	626
Unrealized pretax net gains (losses)	16	21	38
Fair Value	693	633	664
Asset-backed securities
Schedule of Available-for-sale Securities
Cost Basis	103	72	96
Unrealized pretax net gains (losses)	2	0	0
Fair Value	105	72	96
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities
Cost Basis	292	322	291
Unrealized pretax net gains (losses)	2	(1)	8
Fair Value	294	321	299
Residential
Schedule of Available-for-sale Securities
Cost Basis	15	18	26
Unrealized pretax net gains (losses)	0	0	(1)
Fair Value	15	18	25
Commercial
Schedule of Available-for-sale Securities
Cost Basis	63	87	117
Unrealized pretax net gains (losses)	4	6	10
Fair Value	67	93	127
Large capitalization value
Schedule of Available-for-sale Securities
Cost Basis	150	173	147
Unrealized pretax net gains (losses)	83	81	38
Fair Value	233	254	185
Smaller company growth
Schedule of Available-for-sale Securities
Cost Basis	17	25	22
Unrealized pretax net gains (losses)	26	24	12
Fair Value	$ 43	$ 49	$ 34